As filed with the Securities and Exchange Commission on March 28, 1996
                                                      Registration No. 33-29070
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               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON, DC  20549

                      --------------------

                            FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                   PRE-EFFECTIVE AMENDMENT NO.
                                              ----                         []

                 POST-EFFECTIVE AMENDMENT NO. 13                           [X]
                                              ---

                             and/or

                     REGISTRATION STATEMENT
               UNDER THE INVESTMENT COMPANY ACT OF 1940                     [X]

                        Amendment No.  16
                                     ----

                     OCC CASH RESERVES, INC.
                  (Previously called Quest Cash Reserves, Inc.)
       (Exact Name of Registrant as Specified in Charter)


         ONE WORLD FINANCIAL CENTER, NEW YORK, NY  10281
            (Address of Principal Executive Offices)

                         (212) 374-1600
                               --------
                 (Registrant's Telephone Number)

                     Thomas E. Duggan, Esq.
                   One World Financial Center
                       New York, NY  10281
             (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b)

[X]  On March 29, 1996 pursuant to paragraph (b)
              --  ----

[ ]  60 days after filing pursuant to paragraph (a)

[ ]  pursuant to paragraph (a) of Rule 485 or 486

     Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940. A Rule 24f-2 Notice for the fiscal year ended November 30, 1995 was filed on January 16, 1996.
----                      --------

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned thereto duly authorized in the City of New York, and State of New York on the 27th day of March, 1996.
                                        OCC CASH RESERVES, INC.

                                        Joseph M. La Motta
                                        -----------------------------
                                        Joseph M. La Motta, President
Attest:

Deborah Kaback
---------------------------
Deborah Kaback, Secretary

     Pursuant to the requirements of the Securities Act of 1933 this registration statement has been signed below by the following persons in the capacities and on the date indicated:

                             OCC CASH RESERVES, INC.


                                                             Date

Joseph M. La Motta                                           3/27/96
------------------------------------------
Joseph M. La Motta, President, Director

Paul Y. Clinton                                              3/27/96
------------------------------------------
Paul Y. Clinton, Director

Thomas W. Courtney                                           3/27/96
------------------------------------------
Thomas W. Courtney, Director


Lacy B. Herrmann                                             3/27/96
------------------------------------------
Lacy B. Herrmann, Director


George Loft                                                  3/27/96
------------------------------------------
George Loft, Director


Deborah Kaback                                               3/27/96
------------------------------------------
Deborah Kaback, Secretary


Sheldon Siegel                                               3/27/96
------------------------------------------
Sheldon Siegel, Treasurer

                             OCC Cash Reserves, Inc.


                                INDEX TO EXHIBITS


Exhibit No.
-----------

(17) FINANCIAL DATA SCHEDULES